13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761
0000938582
eqed9jp@
03/31/2001
13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 15, 2001

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:	$629,243 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE

ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTY TRUST          SHBENINT 004239-10-0   38,777      6,155,092.00        SOLE                SOLE
ALLOS THERAPEUTICS INC.      COM      019777-10-1      242         41,301.00        SOLE                SOLE
AMDOCS LIMITED               COM      002602-10-3    2,514         49,900.00        SOLE                SOLE
AMERICAN HOME PROD. CORP.    COM      026609-10-7    1,536         26,137.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7    7,816         97,095.00	       SOLE                SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8   20,274      1,661,811.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7   13,213      1,089,245.00        SOLE                SOLE
AMERICAN STRAT INCM PORT II  COM      030099-10-5   30,751      2,491,965.00        SOLE                SOLE
AMERICAN STRAT PORT INC III  COM      03009T-10-1   17,520      1,483,488.00        SOLE                SOLE
ARGONAUT TECHNOLOGIES        COM      040175-10-1      254         34,886.00        SOLE                SOLE
ARIBA INC.                   COM      04033V-10-4      174         21,966.00        SOLE                SOLE
BELL SOUTH CORP.             COM      079860-10-2      458         11,200.00        SOLE                SOLE
BP AMOCO PLC (f/k/a AMOCO)   SPONSADR 055622-10-4      519         10,457.00        SOLE                SOLE
CATALINA MARKETING CORP.     COM      148867-10-4      254          7,880.00        SOLE                SOLE
CATELLUS DEVELOPMENT CORP.   COM      149111-10-6    6,379        405,000.00        SOLE                SOLE
CITIGROUP INC.               COM      172697-10-1      216          4,812.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO.   COM      210226-10-6    4,192        279,494.21        SOLE                SOLE
CURIS INC.                   COM      231269-10-1      218         59,000.00        SOLE                SOLE
DISCOVERY PARTNERS INT'L INC COM      254675-10-1      138         21,586.00        SOLE                SOLE
DOW JONES & CO.              COM      260561-10-5      376          7,178.00        SOLE                SOLE
DUKE ENERGY CORP.            COM      264399-10-6      999         23,384.00        SOLE                SOLE
ENRON CORP.                  COM      293561-10-6      349          6,000.00        SOLE                SOLE
EXXON MOBIL CORP.            COM      30231G-10-2      699          8,624.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      149         36,432.00		      SOLE                SOLE
FELCOR LODGING TRUST INC.    COM      31430F-10-1   45,782      1,994,878.00        SOLE                SOLE
FIFTH THIRD BANCORP.         COM      316772-10-0      271          5,062.00        SOLE                SOLE
FOREST CITY ENTERPRISES INC. CL A     345550-10-7   14,739        325,000.00        SOLE                SOLE
GOLDMAN SACHS GROUP INC.     COM      38141G-10-4    1,614         18,961.00        SOLE                SOLE
HANDSPRING INC.              COM      410293-10-4      701         60,399.00        SOLE                SOLE
HILTON HOTELS GROUP C.S.     COM      432848-10-9   16,532      1,582,000.00        SOLE                SOLE
HOME DEPOT INC. COM          COM      437076-10-2      252          5,850.00        SOLE                SOLE
HOST MARRIOTT (NEW)          COM      44107P-10-4   10,123        866,700.00        SOLE                SOLE
IHOP CORP.                   COM      449623-10-7    9,600        480,000.00        SOLE                SOLE
INNOVEDA INC.                COM      45769F-10-2      129         37,249.00        SOLE                SOLE
INTUITIVE SURGICAL INC.      COM      46120E-10-7      408         83,700.00        SOLE                SOLE
J.P MORGAN CHASE & CO.       COM      46625H-10-0      355          7,913.00        SOLE                SOLE
JOHN NUVEEN CLASS A          CL A     478035-10-8      648         12,000.00        SOLE                SOLE
LATIN AMERICAN DISCOVERY FD  COM      51828C-10-6    8,375        867,900.00        SOLE                SOLE
MACERICH COMPANY             COM      554382-10-1   10,646        485,000.00        SOLE                SOLE
MERCK & CO. INC.             COM      589331-10-7      567          7,472.00        SOLE                SOLE
MINNESOTA MINING & MFG. CO.  COM      604059-10-5    1,334         12,840.00        SOLE                SOLE
MORGAN STAN D WTTR EMG MKT   COM      61744G-10-7    9,967      1,196,526.46        SOLE                SOLE
MORGAN STAN D WITTR ASIA PAC COM      61744U-10-6   52,540      6,254.747.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   GOVINCTR 61745P-10-6   66,096      7,519,400.00        SOLE                SOLE
NUVEEN PREM. INCOME MUN. FD  COM      67062T-10-0    1,092         80,000.00
ORIGINAL 16 TO ONE MINE      COM      686203-10-0   16,650         22,500.00		      SOLE                SOLE
PRAECIS PHARMACEUTICALS INC. COM      739421-10-5    2,771        139,000.00        SOLE                SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    8,167        585,000.00        SOLE                SOLE
RATIONAL SOFTWARE CORP.      COM      75409P-20-2      672         37,869.00        SOLE                SOLE
RAYONIER INC                 COM      754907-10-3    8,561        207,300.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8   14,772      2,780,521.00        SOLE                SOLE
ROYCE VALUE TRUST INC.       COM      780910-10-5  122,873      8,745,411.00        SOLE                SOLE
ROYCE MICRO-CAP. TR INC.     COM      780915-10-4   34,637      4,015,841.00	       SOLE                SOLE
SCUDDER INTER. GOV'T TRUST   SHBENINT 811163-10-4   27,568      4,096,300.00        SOLE                SOLE
TELIK INC.                   COM      87959M-10-9      156         30,142.00        SOLE                SOLE
THERMA-WAVE INC.             COM      88343A-10-8      709         56,143.00        SOLE                SOLE
TRIZEC HAHN CORP.            SUB VTG  896938-10-7    8,353        555,000.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC.    COM      978097-10-3      200         13,743.00		      SOLE                SOLE
TOTAL COLUMNS                                      629,243     57,222,460.67